Contents of Significant Accounts - Equity - Additional Information (Detail) - $ / shares				12 Months Ended
	Jun. 28, 2019	Mar. 11, 2019	Aug. 27, 2018	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Shares authorized				26,000,000,000	26,000,000,000
Shares issued				11,724,319,000	12,424,319,000
Shares par value				$ 10	$ 10
Number of common shares represented by 1 ADS				5
Treasury stock cancelled	400,000,000	300,000,000	200,000,000
Maximum percentage of total shares of treasury stock on issued stock as per Securities and Exchange Law of the R.O.C				10.00%
Closing prices of UMC's stock				$ 16.45	11.25
Percentage of legal reserve				10.00%
Cash dividends				$ 0.75	$ 0.58989396
HSUN CHIEH INVESTMENT CO., LTD. [member]
Disclosure of classes of share capital [line items]
Number of shares in entity held by its subsidiaries or associates				441,000,000	441,000,000
YANN YUAN INVESTMENT CO., LTD. [member]
Disclosure of classes of share capital [line items]
Number of shares in entity held by its subsidiaries or associates				200,000,000	172,000,000
FORTUNE VENTURE CAPITAL CORP. (FORTUNE) [member]
Disclosure of classes of share capital [line items]
Number of shares in entity held by its subsidiaries or associates				16,000,000	16,000,000
American depositary shares [member]
Disclosure of classes of share capital [line items]
Number of American Depositary Shares traded on NYSE				138,000,000	143,000,000
Number of common shares represented by issued American Depositary Shares				692,000,000	717,000,000
Bottom of range [member]
Disclosure of classes of share capital [line items]
Percentage of cash dividend on dividend distribution				20.00%
Percentage of stock dividend on dividend distribution				0.00%
Top of range [member]
Disclosure of classes of share capital [line items]
Percentage of cash dividend on dividend distribution				100.00%
Percentage of stock dividend on dividend distribution				80.00%